Borrowings (Tables)	9 Months Ended
Sep. 30, 2024
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2024	2023
	€1.000	€1.000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,611	1,393

Total borrowings	4,510	4,292
Current portion	(4,510)	—
	—	4,292